Income tax (Details) - GBP (£) £ in Thousands	3 Months Ended			6 Months Ended
	Jul. 31, 2019	Jul. 31, 2018		Jul. 31, 2019	Jul. 31, 2018
Income Taxes [Abstract]
Current period research and development tax credit on qualifying expenditure	£ 1,093	£ (1,036)		£ 1,798	£ 0
Tax (expense) / credit related to the US operations	(63)	(20)		43	(110)
Total current tax	1,030	(1,056)		1,841	(110)
Release of temporary difference relating to intangible asset	32	565		63	565
Total deferred tax	32	565		63	565
Total tax credit / (expense) for the period	£ 1,062	£ (491)	[1]	£ 1,904	£ 455	[2]

[1]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 16 ‘Leases’’
[2]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 16 ‘Leases’’